Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash used in operating activities
Loss for the year	$ (155,800,000)	$ (230,026,000)	$ (246,290,000)
Adjustments for non-monetary items:
Share-based compensation expense	49,322,000	60,480,000	37,585,000
Impairment of Assets	2,704,000	0	0
Depreciation of property, plant and equipment	1,017,000	920,000	774,000
Amortization of intangible assets	118,000	129,000	47,000
Depreciation of right-of-use assets	1,193,000	1,581,000	1,151,000
Gain from reversal of inventory impairment charges	0	(8,100,000)	0
Share of results in joint venture	10,084,000	6,672,000	(24,368,000)
Deferred income taxes	(708,000)	(26,049,000)	0
Convertible loans, derivatives, (decrease) increase in fair value	(25,650,000)	(34,893,000)	45,411,000
Change in defined benefit pension liability	108,000	(365,000)	276,000
Warrant obligations, decrease in fair value	(14,466,000)	0	0
Impairment of intangible assets	226,000	0	216,000
Financial income	(17,970,000)	(66,000)	(832,000)
Financial expense	36,733,000	18,117,000	4,820,000
Loss on extinguishment	42,114,000	0	0
Exchange differences	(107,000)	(185,000)	476,000
Operating loss before working capital changes	(71,082,000)	(211,785,000)	(180,734,000)
Increase in accounts receivable, net	(42,753,000)	(30,218,000)	0
Increase in inventory	(8,964,000)	(3,022,000)	0
Increase in other current assets	(3,549,000)	(6,356,000)	(4,505,000)
Increase in trade accounts payable	310,000	6,798,000	1,921,000
Increase in income taxes	1,848,000	4,570,000	327,000
Increase in other liabilities and other payables	20,098,000	12,518,000	14,946,000
Cash used in operating activities	(104,092,000)	(227,495,000)	(168,045,000)
Interest received	1,948,000	56,000	797,000
Interest paid	(10,370,000)	(5,280,000)	(1,557,000)
Interest expense on lease obligations	191,000	225,000	105,000
Payments made under royalty financing transaction	(10,998,000)	(213,000)	0
Tax paid	(13,473,000)	(671,000)	(29,000)
Net cash used in operating activities	(136,794,000)	(233,378,000)	(168,729,000)
Cash used in investing activities
Payment for purchases of property, plant and equipment	(577,000)	(3,430,000)	(801,000)
Payment for purchases of intangible assets	(1,721,000)	(2,946,000)	(2,008,000)
Payment for deposits	(210,000)	(297,000)	(19,000)
Net cash used in investing activities	(2,508,000)	(6,673,000)	(2,828,000)
Cash (used in) provided by financing activities
Proceeds from senior secured term loans, net of transaction costs	112,813,000	0	0
Convertible loans exchange	(118,304,000)	0	0
Share capital increases, transaction costs	(221,000)	0	0
Proceeds from convertible loans, net of transaction costs	0	49,591,000	62,898,000
Proceeds from deferred royalty transaction, net of transaction costs	0	218,002,000	0
Proceeds from the exercise of stock options	0	778,000	54,000
Principal portion of lease obligations payments	(1,011,000)	(977,000)	(1,144,000)
Net cash (used in) provided by financing activities	(593,000)	267,394,000	494,966,000
Net increase (decrease) in cash and cash equivalents	(139,895,000)	27,343,000	323,409,000
Exchange (losses)/gains on cash and cash equivalents	(208,000)	6,000	235,000
Cash and cash equivalents at beginning of year	466,544,000	439,195,000	115,551,000
Cash and cash equivalents at end of year	326,441,000	466,544,000	439,195,000
Supplemental Non-Cash Investing Information
Issuance of shares, Deerfield exchange agreement	19,835,000	0	0
Capital expenditures and intangible asset acquisitions recorded in Accounts payable and Other current liabilities	0	593,000	220,000
Equity Issuance
Cash (used in) provided by financing activities
Proceeds from public offering of common shares, net of transaction costs	6,130,000	0	0
Initial Public Offering
Cash (used in) provided by financing activities
Proceeds from public offering of common shares, net of transaction costs	$ 0	$ 0	$ 433,158,000